UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2013

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (71.5%)
$35,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.11%	04/04/13	06/01/41	$35,000,000
27,200	California Statewide Communities Development Authority, Kaiser Permanente Ser 2002 E	0.11	04/04/13	11/01/36	27,200,000
20,500	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.10	04/04/13	12/31/47	20,500,000
53,855	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.12	04/04/13	08/01/39	53,855,000
	Colorado Springs, CO,
32,620	Utilities System Sub Lien Ser 2004 A	0.15	04/04/13	11/01/23	32,620,000
10,000	Utilities System Sub Lien Ser 2006 A	0.12	04/04/13	11/01/25	10,000,000
29,100	Utilities System Sub Lien Ser 2007 A	0.12	04/04/13	11/01/37	29,100,000
20,000	Utilities System Sub Lien Ser 2007 B	0.13	04/04/13	11/01/26	20,000,000
3,900	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.15	04/04/13	06/01/16	3,900,000
	Deutsche Bank SPEARS, FL,
10,000	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.17	04/04/13	10/01/33	10,000,000
5,000	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.17	04/04/13	10/01/39	5,000,000
2,500	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.14	04/04/13	06/15/45	2,500,000
10,670	Deutsche Bank SPEARS, TX, Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.17	04/04/13	11/01/35	10,670,000
37,000	District of Columbia, DC, The Pew Charitable Trusts Ser 2008 A	0.12	04/04/13	04/01/38	37,000,000
14,920	Eclipse Funding Trust, NY, New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.12	04/04/13	03/15/20	14,920,000
1,000	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.13	04/04/13	10/15/16	1,000,000
	Gainesville, FL,
33,885	Utilities System 2007 Ser A	0.10	04/04/13	10/01/36	33,885,000
30,900	Utilities System 2008 Ser B	0.10	04/04/13	10/01/38	30,900,000
11,200	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.57	04/04/13	05/01/13	11,200,000
37,075	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.11	04/04/13	11/15/33	37,075,000
26,400	Houston, TX, Combined Utility System First Lien Ser 2004 B4	0.12	04/04/13	05/15/34	26,400,000
	Illinois Toll Highway Authority,
28,600	Toll Highway Senior Priority Ser 2007 A-1B	0.12	04/04/13	07/01/30	28,600,000
22,500	Toll Highway Senior Priority Ser 2007 A-2B	0.12	04/04/13	07/01/30	22,500,000
26,465	Indiana Finance Authority, Trinity Health Ser 2008 D-1	0.09	04/04/13	12/01/34	26,465,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.12	04/04/13	06/01/23	10,000,000
	JEA, FL,
21,160	District Energy System Ser 2004 A	0.12	04/04/13	10/01/34	21,160,000
19,970	Water & Sewer System Subser 2008 A-2	0.13	04/04/13	10/01/42	19,970,000
8,500	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4290 (c)	0.17	04/04/13	11/28/13	8,500,000
28,500	Long Island Power Authority, NY, Electric System Ser 2012 C	0.11	04/04/13	05/01/33	28,500,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
$31,765	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.12%	04/04/13	08/01/40	$31,765,000
1,000	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.12	04/04/13	02/15/43	1,000,000
4,130	Massachusetts, Refg 1997 Ser B	0.11	04/04/13	08/01/15	4,130,000
27,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.10	04/04/13	07/01/31	27,000,000
	Massachusetts Water Resources Authority,
20,000	Gen Ser 2008 A-1	0.12	04/04/13	08/01/37	20,000,000
20,000	Gen Ser 2008 A-2	0.11	04/04/13	08/01/37	20,000,000
31,200	Gen Ser 2008 A-3	0.10	04/04/13	08/01/37	31,200,000
21,785	Gen Ser 2008 F	0.09	04/04/13	08/01/29	21,785,000
6,500	Mesa, AZ, Utility Systems Ser 2011 ROCs II-R Ser 11959X (c)	0.13	04/04/13	01/01/19	6,500,000
	Metropolitan Transportation Authority, NY,
24,400	Ser 2005 E Subser E-1	0.13	04/04/13	11/01/35	24,400,000
20,000	Ser 2011 B	0.13	04/04/13	11/01/41	20,000,000
18,995	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.12	04/04/13	07/01/24	18,995,000
30,465	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.09	04/04/13	11/01/18	30,465,000
	Mobile Downtown Redevelopment Authority, AL,
19,190	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.12	04/04/13	05/01/41	19,190,000
16,890	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.12	04/04/13	05/01/41	16,890,000
31,000	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.10	04/04/13	05/15/36	31,000,000
19,420	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.11	04/04/13	08/01/34	19,420,000
12,935	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.12	04/04/13	11/01/39	12,935,000
39,500	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC	0.11	04/04/13	06/15/41	39,500,000
	New York City Transitional Finance Authority, NY,
44,700	Future Tax Fiscal 2010 Ser F Subser F-5	0.12	04/04/13	02/01/35	44,700,000
20,100	Future Tax Fiscal 2013 Ser A Subser A-7	0.11	04/04/13	08/01/39	20,100,000
30,675	New York State Local Government Assistance Corporation, Ser 2008 B	0.11	04/04/13	04/01/21	30,675,000
19,000	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.12	04/04/13	10/01/33	19,000,000
10,000	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.11	04/04/13	11/01/38	10,000,000
12,000	RBC Municipal Products Trust, Inc., IN, Indiana Finance Authority Indiana University Health Ser 2011 L & M Floater Certificates Ser E-23 (c)	0.12	04/04/13	03/01/36	12,000,000
10,000	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C & D Floater Certificates Ser E-19 (c)	0.12	04/04/13	06/13/13	10,000,000
27,970	RBC Municipal Products Trust, Inc., PA, Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22 (c)	0.12	04/04/13	12/01/38	27,970,000
20,000	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.12	04/04/13	02/01/33	20,000,000
10,000	Sheridan Redevelopment Agency, CO, Tax Incremental South Santa Fe Drive Corridor Ser 2011 A-1	0.19	04/04/13	12/01/29	10,000,000
1,130	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.13	04/04/13	12/01/24	1,130,000
	Texas Transportation Commission,
28,800	Mobility Fund Ser 2006 Eagle # 20060126 Class A (c)	0.12	04/04/13	04/01/35	28,800,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
$10,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.12%	04/04/13	04/01/37	$10,000,000
	University of Texas Regents,
29,400	Financing System Ser 2008 B	0.10	04/04/13	08/01/32	29,400,000
25,000	Permanent University Fund Ser 2008 A	0.09	04/04/13	07/01/37	25,000,000
4,965	Utah Water Finance Agency, Ser 2008 B	0.12	04/04/13	10/01/37	4,965,000
4,995	Wells Fargo Stage Trust, NE, Omaha Public Power District Ser 2012 B Stage Trust Ser 79C (c)	0.13	04/04/13	02/01/46	4,995,000
5,000	Wells Fargo Stage Trust, NY, New York City Municipal Water Finance Authority Fiscal 2013 Ser CC Stage Trust Ser II 2013P3-E (c)	0.13	04/04/13	06/15/47	5,000,000
36,540	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.13	04/04/13	05/15/39	36,540,000

	Total Weekly Variable Rate Bonds (Cost $1,364,870,000)				1,364,870,000

	Daily Variable Rate Bonds (8.0%)
22,000	Chicago, IL, Neighborhoods Alive Ser 21 B	0.15	04/01/13	01/01/37	22,000,000
6,400	Columbia, SC, Waterworks & Sewer System Ser 2009	0.14	04/01/13	02/01/38	6,400,000
4,500	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4289 (c)	0.15	04/01/13	11/28/13	4,500,000
	JP Morgan Chase & Co., TX,
13,695	Texas Ser 2012 TRANs PUTTERs Ser 4262 (c)	0.15	04/01/13	08/30/13	13,695,000
10,000	Texas State Ser 2012 Trans Putters Ser 4264 (c)	0.15	04/01/13	08/30/13	10,000,000
33,990	Massachusetts, Central Artery Ser 2000 A	0.17	04/01/13	12/01/30	33,990,000
	New York City, NY,
28,100	Fiscal 2008 Ser J Subser J-3	0.12	04/02/13	08/01/23	28,100,000
7,700	Fiscal 2013 Ser F Subser F-3	0.15	04/01/13	03/01/42	7,700,000
25,300	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.12	04/02/13	05/01/34	25,300,000

	Total Daily Variable Rate Bonds (Cost $151,685,000)				151,685,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (8.0%)
2,000	Antelope Valley Community College District, CA, Ser 2012-13 TRANs, dtd 10/25/12	2.00%	0.42%	10/15/13	2,017,228
52,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	0.43	06/20/13	52,243,904
	Hazard, KY,
2,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.40	12/01/13	2,008,027
3,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.50	12/01/13	3,010,099
1,500	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	1,505,187
	Los Angeles County Schools Pooled Financing Program, CA,
4,000	Pooled 2012-2013 Ser B-1 TRANs, dtd 12/14/12	2.00	0.30	11/29/13	4,045,472
5,000	Pooled 2012-2013 Ser C-8 TRANs, dtd 02/28/13	2.00	0.37	01/31/14	5,068,637
1,000	Lucas County, OH, Ser 2012 BANs, dtd 07/18/12	1.00	0.37	07/18/13	1,001,907

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
$1,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013, dtd 01/31/13	1.00%	0.30%	02/01/14	$1,005,893
60,000	New Jersey, Ser Fiscal 2013 C TRANs, dtd 11/20/12	2.50	0.35	06/27/13	60,318,822
15,000	New York State Thruway Authority, General Ser 2013 A BANs, dtd 02/07/13	1.00	0.25	07/31/13	15,038,162
1,000	North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1, dtd 06/28/12	0.37	0.37	07/01/13	1,000,000
3,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs, dtd 03/21/13	1.00	0.32	03/01/14	3,018,755

	Total Municipal Bonds & Notes (Cost $151,282,093)				151,282,093

	Commercial Paper (7.2%)
15,000	Austin, TX, Combined Utility Systems Ser A	0.14	0.14	04/22/13	15,000,000
5,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E	0.23	0.23	05/20/13	5,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
25,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20	11/05/13	25,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	05/20/13	10,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.24	0.24	04/03/13	10,000,000
5,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	08/05/13	5,000,000
5,000	Methodist Hospital System Ser 2009 C-2	0.23	0.23	07/09/13	5,000,000
15,000	Howard County, MD, Ser 2011 BANs	0.15	0.15	04/30/13	15,000,000
	North Texas Tollway Authority, TX,
11,000	Ser 2009 D	0.14	0.14	05/07/13	11,000,000
2,000	Ser 2009 D	0.14	0.14	05/08/13	2,000,000
6,000	Ser 2009 D	0.14	0.14	05/09/13	6,000,000
25,000	San Antonio, TX, Electric & Gas Systems Ser B	0.14	0.14	04/23/13	25,000,000
3,000	Sunshine State Governmental Financing Commission, FL, Orlando Ser H	0.18	0.18	05/09/13	3,000,000

	Total Commercial Paper (Cost $137,000,000)				137,000,000

		COUPON RATE(a)	DEMAND DATE(b)
	Put Option Bonds (3.8%)
2,585	Deutsche Bank SPEARS, IL, Illinois Housing Development Authority Pioneer Village 2007 Ser C SPEARS Ser DBE-1117 (AMT) (c)	0.27%	05/16/13	07/01/44	2,585,000
3,000	Eastern Municipal Water District, CA, Water & Sewer Refg Ser 2013 A	0.14	12/20/13	07/01/35	3,000,000
2,000	Illinois Finance Authority, IL, Advocate Health Care Window Ser 2011 B	0.24	10/24/13	04/01/51	2,000,000
2,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.22	10/24/13	02/01/46	2,000,000
2,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.22	10/24/13	02/01/46	2,100,000
555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.21	10/24/13	07/01/30	555,000
5,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.12	08/30/13	07/01/30	5,000,000
21,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A	0.25	08/22/13	12/01/49	21,000,000
205	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.24	10/24/13	11/01/34	205,000
250	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.24	10/24/13	11/01/34	250,000
4,425	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.20	10/24/13	11/01/34	4,425,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
$5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.23%	10/24/13	10/01/27	$5,000,000
5,000	Riverside, CA, Water Ser 2011 A	0.17	04/01/14	10/01/35	5,000,000
10,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.25	10/24/13	11/15/50	10,000,000
4,000	Wells Fargo Stage Trust, CO, Regional Transportation District Sales Tax Ser 2012 A Stage Trust Ser 110C (c)	0.27	06/13/13	11/01/37	4,000,000
4,170	Wells Fargo Stage Trust, WI, Wisconsin Ser 2012 B Stage Trust Ser 111C (c)	0.27	06/13/13	05/01/33	4,170,000

	Total Put Option Bonds (Cost $71,290,000)				71,290,000

	Closed-End Investment Companies (2.2%)
7,600	Nuveen Insured Premium Income Municipal Fund 2, VRDP Ser 2 (AMT) (c)	0.23	04/04/13	06/01/40	7,600,000
12,000	Nuveen Premier Municipal Income Fund, Inc., VRDP Ser 1-1277 (AMT)	0.22	04/04/13	05/05/41	12,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.22	04/04/13	05/01/41	23,000,000

	Total Closed-End Investment Companies (Cost $42,600,000)				42,600,000

	Total Investments (Cost $1,918,727,093) (d)			100.7%	1,918,727,093
	Liabilities in Excess of Other Assets			(0.7)	(12,406,705)

	Net Assets			100.0%	$1,906,320,388

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Rate shown is the rate in effect at March 28, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,364,870,000	$—	$1,364,870,000
Daily Variable Rate Bonds	—	151,685,000	—	151,685,000
Municipal Bonds & Notes	—	151,282,093	—	151,282,093
Commercial Paper	—	137,000,000	—	137,000,000
Put Option Bonds	—	71,290,000	—	71,290,000
Closed-End Investment Companies	—	42,600,000	—	42,600,000
Total Assets	$—	$1,918,727,093	$—	$1,918,727,093

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013